Debt - Schedule of Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
2024	$ 100.0
2025	100.0
2026	100.0
2027	100.0
Thereafter	1,390.0
Total Debt Outstanding Prior To Backend Fees, Effective Interest Rate Adjustments And Deferred Finance Charges	1,790.0
Principal Outstanding	$ 1,690.0	$ 1,132.8